Property and Equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, net
7. Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	Estimated Useful Lives (in Years)	December 31,
		2021	2020
Testing and chamber equipment	7	$14,267	$15,853
Tenant improvements	2-15	42,608	41,888
Plant and manufacturing equipment	7-12	156,560	175,498
Computer hardware and software	5	21,079	20,269
Furniture and fixtures	7	3,809	3,730
Construction in progress		165,165	151,618

Property and equipment, gross		403,488	408,856
Less: Accumulated depreciation		(135,087)	(126,296)

Property and equipment, net		$268,401	$282,560

The Company recorded depreciation expense of $40.7 million, $24.9 million and $25.2 million, including $15.5 million, $1.1 million and $3.9 million related to assets which were no longer in service and had no alternative use for the years ended December 31, 2021, 2020 and 2019, respectively.